Pension Schemes - Plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets
Fair value plan assets at the beginning of the year	€ 583	€ 414
Interest income	27	7
Employer contributions	194	176
Administrative expenses	(3)	(3)
Taxes on contributions	(8)	(7)
Insurance premiums for risk benefits	(9)	(10)
Actuarial gain on fair value of the plan assets	(29)	6
Fair value plan assets at the end of the year	€ 755	€ 583